Income Taxes - Movements in Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	$ 0
Deferred tax liabilities	0
Deferred tax assets	0	$ 0
Deferred tax liabilities	(2,862)	0
Total deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	133,946	149,262
Deferred tax assets (liabilities) assumed from acquisition	3,062
Recovered through (charged to) earnings	(93,575)	(12,289)
Recovered through (charged to) other comprehensive income	(975)	(445)
Recovered through (charged to) equity	(2,193)	(2,582)
Deferred tax assets	40,265	133,946
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	110,085	125,008
Deferred tax assets (liabilities) assumed from acquisition	3,062	(5,817)
Recovered through (charged to) earnings	(85,288)	(415)
Recovered through (charged to) other comprehensive income	(975)
Recovered through (charged to) equity	(2,193)	(8,691)
Deferred tax assets	24,691	110,085
Capital Losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	451	501
Deferred tax assets (liabilities) assumed from acquisition	0	(50)
Recovered through (charged to) earnings	(451)	0
Recovered through (charged to) other comprehensive income	0
Recovered through (charged to) equity	0	0
Deferred tax assets	0	451
Finance costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	813	9,689
Deferred tax assets (liabilities) assumed from acquisition	0	(14,985)
Recovered through (charged to) earnings	(803)	0
Recovered through (charged to) other comprehensive income	0
Recovered through (charged to) equity	0	6,109
Deferred tax assets	10	813
Investment tax credit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	1,471	569
Deferred tax assets (liabilities) assumed from acquisition	0	902
Recovered through (charged to) earnings	(189)	0
Recovered through (charged to) other comprehensive income	0
Recovered through (charged to) equity	0	0
Deferred tax assets	1,282	1,471
Derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	734	420
Deferred tax assets (liabilities) assumed from acquisition	0	314
Recovered through (charged to) earnings	(708)	0
Recovered through (charged to) other comprehensive income	0
Recovered through (charged to) equity	0	0
Deferred tax assets	26	734
Leases
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	14,937	13,075
Deferred tax assets (liabilities) assumed from acquisition	0	1,892
Recovered through (charged to) earnings	(6,219)	(30)
Recovered through (charged to) other comprehensive income	0
Recovered through (charged to) equity	0	0
Deferred tax assets	8,718	14,937
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	5,455	0
Deferred tax assets (liabilities) assumed from acquisition	0
Recovered through (charged to) earnings	83	5,455
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax assets	5,538	5,455
Total deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(133,946)	(153,208)
Deferred tax assets (liabilities) assumed from acquisition	(5,924)
Recovered through (charged to) earnings	95,768	18,831
Recovered through (charged to) other comprehensive income	975	431
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(43,127)	(133,946)
Convertible debenture
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(29,627)	(33,787)
Deferred tax assets (liabilities) assumed from acquisition	0
Recovered through (charged to) earnings	17,731	4,160
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity		0
Deferred tax liabilities	(11,896)	(29,627)
Investment in associates
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(1,409)	0
Deferred tax assets (liabilities) assumed from acquisition	(1)
Recovered through (charged to) earnings	(1,416)	1,409
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(8)	(1,409)
Derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(393)	0
Deferred tax assets (liabilities) assumed from acquisition	0
Recovered through (charged to) earnings	393	(393)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax liabilities	0	(393)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(78,900)	(90,952)
Deferred tax assets (liabilities) assumed from acquisition	(4,478)
Recovered through (charged to) earnings	71,880	11,830
Recovered through (charged to) other comprehensive income	578	222
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(10,920)	(78,900)
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(15,239)	(7,118)
Deferred tax assets (liabilities) assumed from acquisition	(558)
Recovered through (charged to) earnings	10,398	(8,355)
Recovered through (charged to) other comprehensive income	430	234
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(4,969)	(15,239)
Inventory
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(8,296)	(18,306)
Deferred tax assets (liabilities) assumed from acquisition	(857)	10,042
Recovered through (charged to) earnings	(2,466)	(32)
Recovered through (charged to) other comprehensive income	(29)
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(11,648)	(8,296)
Biological assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(2,900)	(2,496)
Deferred tax assets (liabilities) assumed from acquisition	(30)	(411)
Recovered through (charged to) earnings	(752)	7
Recovered through (charged to) other comprehensive income	(4)
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(3,686)	(2,900)
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	0	(549)
Deferred tax assets (liabilities) assumed from acquisition		549
Recovered through (charged to) earnings		0
Recovered through (charged to) equity		0
Deferred tax liabilities		0
Net deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	0	(3,946)
Deferred tax assets (liabilities) assumed from acquisition	(2,862)
Recovered through (charged to) earnings	2,193	6,542
Recovered through (charged to) other comprehensive income	0	(14)
Recovered through (charged to) equity	(2,193)	(2,582)
Deferred tax liabilities	$ (2,862)	$ 0